Revenues	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
REVENUES

NOTE 15—REVENUES

A.	Revenues:

	2017	2018
	NIS in thousands
Revenues from the sales of goods	1,668	2,657
Revenues from the rendering of services	-	682
Revenues from licensing agreement (see Note 2N)	-	14,695
	1,668	18,034

B.	Revenues by geographical area (based on the location of customers):

	2017	2018
	NIS in thousands
United states and Canada	802	17,511
Europe	866	523
	1,668	18,034

C.	Major customers

Set forth below is a breakdown of the Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	2017	2018
	NIS in thousands
Customer A	688	15,375

Customer B	521	-

Customer C	295	-

Customer D	-	1,816

D.	The changes in contract liability relating to goods that were not yet delivered are as follows:

2018
NIS in thousands
Balance as of January 1, 2018	-
Contract liability recognized due to LB agreement	7,346
Revenue recognized during the period	(37)
Balance as of December 31, 2018(1)	7,309
Contract liability presented in current liabilities	3,636
Contract liability presented in non-current liabilities(2)	3,673

(1)	Represents the unfulfilled performance obligation related to First BioInk.
(2)	As of December 31, 2018, non-current contract liabilities are estimated to be recognized in 2020.